Description of Organization and Business Operations (Details Narrative) - USD ($)			5 Months Ended	9 Months Ended
	Nov. 18, 2021	Nov. 16, 2021	Dec. 31, 2021	Sep. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from private placement			$ 5,280,750
Proceeds from stock offering and private placements	$ 116,725,000
Cash held outside of trust account	1,002,730
Cash			$ 715,727	$ 51,438
Working capital				$ 26,806
Minimum market value net asset held in Trust Account, percentage			80.00%	80.00%
Minimum post-business combination ownership			50.00%	50.00%
Minimum net tangible asset upon consummation of business combination			$ 5,000,001	$ 5,000,001
Business combination, description				The Company will have until November 18, 2022 to consummate a Business Combination. If the Company is unable to complete a Business Combination within the 12 months from the closing of the Initial Public Offering (or up to 15 months or 18 months from the closing of the Initial Public Offering at the election of the Company to February 18, 2023, or to May 18, 2023, as applicable in two separate three month extensions subject to satisfaction of certain conditions, including the deposit $1,150,000 ($0.10 per unit) for each three month extension into the Trust Account, or as extended by the Company’s shareholders in accordance with our amended and restated memorandum and articles of association), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, dissolve and liquidate, subject in the case of clauses (ii) and (iii) above to our obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. As such, our shareholders could potentially be liable for any claims to the extent of distributions received by them (but no more) and any liability of our shareholders may extend well beyond the third anniversary of such date
Working capital deficit			570,819
Interest to pay dissolution expenses			$ 100,000
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share			$ 10.15	$ 10.15
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction		10,000,000	11,500,000
Sale of stock, price per share		$ 10.00	$ 10.00
Proceeds from issuance initial public offering		$ 100,000,000
Payments of stock issuance costs		8,304,871
Payments for underwriting expense		$ 4,025,000
Cash held outside of trust account	$ 1,002,730
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	1,500,000	1,500,000
Sale of stock, price per share	$ 10.00		0.045
Gross proceeds from sale of options	$ 15,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	52,500	475,575
Sale of stock, price per share	$ 10.00	$ 10.00	$ 10.00
Gross proceeds from private placement	$ 5,280,750	$ 4,755,750	$ 5,280,750
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	475,575
Gross proceeds from private placement	$ 4,755,750
Private Placement [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	52,500
Sale of stock, price per share	$ 10.00
Gross proceeds from private placement	$ 5,280,750